Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

The following table summarizes the Company’s intangible assets, as of December 31, 2024 and 2025.

	As of December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount	Estimated Useful Life Year
	RMB	RMB	RMB	RMB
Customer relationship - YJW	2,300,000	(848,810)	-	1,451,190	7
Customer relationship - KeKe	1,000,000	(369,047)	-	630,953	7
Customer relationship - Lishang	1,500,000	(800,000)	(700,000)	-	5
Customer relationship - Lin’s	339,470	(198,026)	(141,444)	-	5
Brand name - Lin’s	213,096	(124,310)	(88,786)	-	5
Customer relationship -Yuli	2,400,000	(900,000)	(1,500,000)	-	4
Brand name - Cook SF	3,612,900	(541,935)	(3,070,965)	-	10
Brand name – Yai’s Thai	884,173	(279,480)	(362,816)	241,877	2.9
Customer relationship -Yai’s Thai	23,613,894	(2,186,472)	(12,856,453)	8,570,969	9.9
Total	35,863,533	(6,248,080)	(18,720,464)	10,894,989

	As of December 31, 2025
	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount	Estimated Useful Life Year
	RMB	RMB	RMB	RMB
Customer relationship – YJW(i)	2,300,000	(1,177,382)	-	1,122,618	7
Customer relationship - KeKe(ii)	1,000,000	(511,905)	-	488,095	7
Customer relationship - Lishang(iii)	1,500,000	(800,000)	(700,000)	-	5
Customer relationship - Lin’s(iv)	339,470	(198,026)	(141,444)	-	5
Brand name - Lin’s(v)	213,096	(124,310)	(88,786)	-	5
Customer relationship -Yuli(vi)	2,400,000	(900,000)	(1,500,000)	-	4
Brand name - Cook SF(vii)	3,612,900	(541,935)	(3,070,965)	-	10
Brand name – Yai’s Thai(viii)	884,173	(400,419)	(483,754)	-	2.9
Customer relationship -Yai’s Thai(ix)	23,613,894	(3,138,802)	(20,475,092)	-	9.9
Total	35,863,533	(7,792,779)	(26,460,041)	1,610,713

(i)	Customer relationship — YJW was generated from the acquisition of YJW in 2022, representing the expected future benefit to be derived from the customer contracts, customer list and underlying customer relationship acquired from YJW (note 17).
(ii)	Customer relationship — Keke was generated from the acquisition of Keke in 2022, representing the expected future benefit to be derived from the customer contracts, customer list and underlying customer relationship acquired from Keke (note 17).

(iii)	Customer relationship — Lishang was generated from the acquisition of Lishang in 2022, representing the expected future benefit to be derived from the customer contracts, customer list and underlying customer relationship through Lishang acquired (note 17).

(iv)	Customer relationship — Lin’s was generated from the acquisition of Lin’s in 2022, representing the expected future benefit to be derived from the customer contracts, customer list and underlying customer relationship through Lin’s acquired (note 17).

(v)	Brand name — Lin’s was generated from the acquisition of Lin’s in 2022, representing the right granted to the Company to use the brand name through Lin’s acquired (note 17).

(vi)	Customer relationship — Yuli was generated from the acquisition of Yuli in 2023, representing the expected future benefit to be derived from the customer contracts, customer list and underlying customer relationship through Yuli acquired (note 17).

(vii)	Brand name — Cook SF was generated from the acquisition of Cook SF in 2023, representing the right granted to the Company to use the brand name through Cook SF acquired (note 17).

(viii)	Brand name — Yai’s Thai was generated from the acquisition of Yai’s Thai in 2024, representing the right granted to the Company to use the brand name through Yai’s Thai acquired (note 17).

(ix)	Customer relationship — Yai’s Thai was generated from the acquisition of Yai’s Thai in 2024, representing the expected future benefit to be derived from the customer contracts, customer list and underlying customer relationship through Yai’s Thai acquired (note 17).

Schedule of Estimated Amortization Expense

As of December 31, 2025, the estimated amortization expense for the next five years is as follows:

For the Years Ending December 31,	RMB

2026	471,429
2027	471,429
2028	471,429
2029	196,426
2030 and thereafter	-